SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 2002

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

11-01    GER   11500     4.8372       5.52	       Weeden & Co.
11-04    " "    5000     5.0066       5.78	       	""
11-05    " "   10000     5.1559       5.83	       	""
11-06    " "   10100     5.0945       5.74	       	""
11-07    " "    5000     5.0444       5.56	       	""
11-08    " "    1300     4.9231       5.46	       	""
11-11    " "    3000     4.7700       5.37	       	""
11-12    " "    5000     4.7300       5.47	       	""
11-13    " "    5000     4.7080       5.39	       	""
11-14    " "    8000     4.8006       5.56	       	""
11-15    " "    3000     4.8700       5.58	       	""
11-18    " "    4000     4.8900       5.65	       	""
11-19    " "    7900     4.8249       5.64	       	""
11-20    " "    3000     4.8617       5.60	       	""
11-21    " "    5000     5.0090       5.77	       	""
11-22    " "    8000     4.9764       5.82	       	""
11-25    " "    6600     5.0029       5.73	       	""
11-26    " "    1000     4.9800       5.55	       	""
11-27    " "     500     5.0000       5.78	       	""
11-29    " "    1000     5.1400       5.78	       	""




The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          12/04/02